Subsequent Events (Details) - Subsequent Event	Jan. 31, 2018 USD ($)
STAT-Dx
Equity, Class of Treasury Stock [Line Items]
Cash consideration paid	$ 147,000,000
Additional payments based on achievement of milestones	44,000,000
2018 Stock Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Amount authorized to repurchase shares	$ 200,000,000